Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.16%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The)	22,379	$382,905
Omnicom Group, Inc.	12,605	690,628
		1,073,533
Aerospace & Defense–1.70%
Boeing Co. (The)	30,859	4,500,785
General Dynamics Corp.	13,525	1,985,876
Howmet Aerospace, Inc.	22,370	292,600
Huntington Ingalls Industries, Inc.	2,376	474,939
L3Harris Technologies, Inc.	12,759	2,544,782
Lockheed Martin Corp.	14,326	5,564,791
Northrop Grumman Corp.	9,046	3,032,219
Raytheon Technologies Corp.	84,727	5,466,586
Textron, Inc.	13,129	406,605
TransDigm Group, Inc.	2,874	1,220,933
		25,490,116
Agricultural & Farm Machinery–0.18%
Deere & Co.	18,173	2,764,477
Agricultural Products–0.08%
Archer-Daniels-Midland Co.	32,130	1,263,030
Air Freight & Logistics–0.48%
C.H. Robinson Worldwide, Inc.	7,782	631,354
Expeditors International of Washington, Inc.	9,814	749,495
FedEx Corp.	13,854	1,808,778
United Parcel Service, Inc., Class B	40,447	4,032,970
		7,222,597
Airlines–0.17%
Alaska Air Group, Inc.	7,086	242,270
American Airlines Group, Inc.	22,502	236,271
Delta Air Lines, Inc.	33,268	838,686
Southwest Airlines Co.	27,338	877,550
United Airlines Holdings, Inc.(b)	12,560	352,183
		2,546,960
Alternative Carriers–0.04%
CenturyLink, Inc.	56,634	556,712
Apparel Retail–0.40%
Gap, Inc. (The)	12,314	109,595
L Brands, Inc.	13,447	217,707
Ross Stores, Inc.	20,866	2,023,167
TJX Cos., Inc. (The)	69,993	3,692,831
		6,043,300
Apparel, Accessories & Luxury Goods–0.14%
Hanesbrands, Inc.	20,886	205,936
PVH Corp.	4,262	193,793
Ralph Lauren Corp.	2,870	216,714
Tapestry, Inc.	15,926	216,593
Under Armour, Inc., Class A(b)	10,816	94,640
Under Armour, Inc., Class C(b)	11,273	88,606
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	18,902	$1,060,402
		2,076,684
Application Software–2.20%
Adobe, Inc.(b)	27,940	10,801,604
ANSYS, Inc.(b)	4,939	1,397,737
Autodesk, Inc.(b)	12,699	2,671,616
Cadence Design Systems, Inc.(b)	16,206	1,479,446
Citrix Systems, Inc.	7,074	1,047,801
Intuit, Inc.	15,023	4,361,477
Paycom Software, Inc.(b)	2,831	841,458
salesforce.com, inc.(b)	51,196	8,948,549
Synopsys, Inc.(b)	8,640	1,563,062
		33,112,750
Asset Management & Custody Banks–0.79%
Ameriprise Financial, Inc.	7,312	1,024,192
Bank of New York Mellon Corp. (The)	48,437	1,800,403
BlackRock, Inc.	8,798	4,650,975
Franklin Resources, Inc.	16,098	303,769
Invesco Ltd.(c)	21,482	171,212
Northern Trust Corp.	12,229	966,213
State Street Corp.	20,988	1,279,428
T. Rowe Price Group, Inc.	13,442	1,625,138
		11,821,330
Auto Parts & Equipment–0.10%
Aptiv PLC	14,728	1,109,755
BorgWarner, Inc.	11,872	381,685
		1,491,440
Automobile Manufacturers–0.21%
Ford Motor Co.	224,762	1,283,391
General Motors Co.	72,571	1,878,138
		3,161,529
Automotive Retail–0.32%
Advance Auto Parts, Inc.	3,997	556,862
AutoZone, Inc.(b)	1,375	1,578,307
CarMax, Inc.(b)	9,519	838,148
O’Reilly Automotive, Inc.(b)	4,366	1,821,670
		4,794,987
Biotechnology–2.44%
AbbVie, Inc.	101,764	9,430,470
Alexion Pharmaceuticals, Inc.(b)	12,772	1,531,363
Amgen, Inc.	34,295	7,877,562
Biogen, Inc.(b)	10,414	3,198,035
Gilead Sciences, Inc.	73,022	5,683,302
Incyte Corp.(b)	10,362	1,055,992
Regeneron Pharmaceuticals, Inc.(b)	5,825	3,569,618
Vertex Pharmaceuticals, Inc.(b)	14,841	4,273,614
		36,619,956
Brewers–0.03%
Molson Coors Beverage Co., Class B	10,799	409,930

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Broadcasting–0.14%
Discovery, Inc., Class A(b)	9,085	$197,599
Discovery, Inc., Class C(b)	19,360	379,262
Fox Corp., Class A	20,477	597,314
Fox Corp., Class B	9,334	268,632
ViacomCBS, Inc., Class B	31,190	646,881
		2,089,688
Building Products–0.38%
A.O. Smith Corp.	7,953	377,768
Allegion PLC	5,381	536,486
Carrier Global Corp.(b)	46,828	958,569
Fortune Brands Home & Security, Inc.	8,041	490,179
Johnson Controls International PLC	44,525	1,398,530
Masco Corp.	16,397	764,920
Trane Technologies PLC	13,788	1,243,815
		5,770,267
Cable & Satellite–1.05%
Charter Communications, Inc., Class A(b)	9,049	4,922,656
Comcast Corp., Class A	262,035	10,376,586
DISH Network Corp., Class A(b)	14,716	465,761
		15,765,003
Casinos & Gaming–0.13%
Las Vegas Sands Corp.	19,472	933,488
MGM Resorts International	29,724	510,658
Wynn Resorts Ltd.	5,568	463,703
		1,907,849
Commodity Chemicals–0.17%
Dow, Inc.	42,829	1,653,200
LyondellBasell Industries N.V., Class A	14,840	946,198
		2,599,398
Communications Equipment–0.98%
Arista Networks, Inc.(b)	3,128	730,263
Cisco Systems, Inc.	244,861	11,709,253
F5 Networks, Inc.(b)	3,508	508,379
Juniper Networks, Inc.	19,319	468,679
Motorola Solutions, Inc.	9,888	1,338,143
		14,754,717
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	13,143	1,026,337
Construction & Engineering–0.06%
Jacobs Engineering Group, Inc.	7,789	654,432
Quanta Services, Inc.	8,174	301,866
		956,298
Construction Machinery & Heavy Trucks–0.50%
Caterpillar, Inc.	31,898	3,831,907
Cummins, Inc.	8,842	1,499,603
PACCAR, Inc.	20,013	1,478,160
Wabtec Corp.	10,469	639,342
		7,449,012
Construction Materials–0.10%
Martin Marietta Materials, Inc.	3,591	689,795
Vulcan Materials Co.	7,605	823,774
		1,513,569
Shares		Value
Consumer Electronics–0.05%
Garmin Ltd.	8,306	$748,952
Consumer Finance–0.47%
American Express Co.	38,728	3,681,871
Capital One Financial Corp.	26,880	1,828,915
Discover Financial Services	18,092	859,551
Synchrony Financial	34,313	698,956
		7,069,293
Copper–0.05%
Freeport-McMoRan, Inc.	83,745	759,567
Data Processing & Outsourced Services–4.34%
Alliance Data Systems Corp.	2,408	111,563
Automatic Data Processing, Inc.	24,998	3,661,957
Broadridge Financial Solutions, Inc.	6,570	795,627
Fidelity National Information Services, Inc.	35,473	4,924,717
Fiserv, Inc.(b)	32,963	3,519,459
FleetCor Technologies, Inc.(b)	5,008	1,220,900
Global Payments, Inc.	17,346	3,113,434
Jack Henry & Associates, Inc.	4,426	800,486
Mastercard, Inc., Class A	51,238	15,417,002
Paychex, Inc.	18,386	1,328,940
PayPal Holdings, Inc.(b)	67,773	10,505,493
Visa, Inc., Class A	98,806	19,290,883
Western Union Co. (The)	24,198	484,444
		65,174,905
Department Stores–0.02%
Kohl’s Corp.	9,036	173,672
Nordstrom, Inc.	6,145	99,119
		272,791
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	10,564	696,484
Constellation Brands, Inc., Class A	9,667	1,669,491
		2,365,975
Distributors–0.08%
Genuine Parts Co.	8,398	700,477
LKQ Corp.(b)	17,718	486,536
		1,187,013
Diversified Banks–2.91%
Bank of America Corp.	467,273	11,270,625
Citigroup, Inc.	126,012	6,037,235
JPMorgan Chase & Co.	181,035	17,616,516
U.S. Bancorp	82,035	2,917,164
Wells Fargo & Co.	222,145	5,880,178
		43,721,718
Diversified Chemicals–0.04%
Eastman Chemical Co.	7,875	536,130
Diversified Support Services–0.15%
Cintas Corp.	4,838	1,199,631
Copart, Inc.(b)	11,806	1,055,338
		2,254,969
Drug Retail–0.12%
Walgreens Boots Alliance, Inc.	43,273	1,858,143
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–1.98%
Alliant Energy Corp.	13,872	$684,722
American Electric Power Co., Inc.	28,510	2,430,477
Duke Energy Corp.	42,079	3,603,225
Edison International	20,698	1,202,761
Entergy Corp.	11,530	1,173,985
Evergy, Inc.	13,153	811,408
Eversource Energy	18,704	1,565,525
Exelon Corp.	56,109	2,149,536
FirstEnergy Corp.	31,185	1,317,878
NextEra Energy, Inc.	28,211	7,209,603
NRG Energy, Inc.	14,544	524,311
Pinnacle West Capital Corp.	6,471	504,091
PPL Corp.	41,732	1,165,992
Southern Co. (The)	60,532	3,454,561
Xcel Energy, Inc.	30,266	1,968,198
		29,766,273
Electrical Components & Equipment–0.45%
AMETEK, Inc.	13,227	1,213,048
Eaton Corp. PLC	23,860	2,025,714
Emerson Electric Co.	35,159	2,145,402
Rockwell Automation, Inc.	6,668	1,441,355
		6,825,519
Electronic Components–0.18%
Amphenol Corp., Class A	17,100	1,651,176
Corning, Inc.	44,392	1,011,694
		2,662,870
Electronic Equipment & Instruments–0.16%
FLIR Systems, Inc.	7,696	355,555
Keysight Technologies, Inc.(b)	10,783	1,165,966
Zebra Technologies Corp., Class A(b)	3,112	813,228
		2,334,749
Electronic Manufacturing Services–0.13%
IPG Photonics Corp.(b)	2,049	318,415
TE Connectivity Ltd.	19,312	1,569,100
		1,887,515
Environmental & Facilities Services–0.25%
Republic Services, Inc.	12,170	1,040,048
Rollins, Inc.	8,095	338,371
Waste Management, Inc.	22,539	2,406,038
		3,784,457
Fertilizers & Agricultural Chemicals–0.17%
CF Industries Holdings, Inc.	12,551	368,623
Corteva, Inc.	43,197	1,179,710
FMC Corp.	7,498	737,878
Mosaic Co. (The)	20,181	243,988
		2,530,199
Financial Exchanges & Data–1.21%
Cboe Global Markets, Inc.	6,420	683,473
CME Group, Inc., Class A	20,684	3,776,898
Intercontinental Exchange, Inc.	32,118	3,123,476
MarketAxess Holdings, Inc.	2,190	1,113,812
Moody’s Corp.	9,354	2,501,353
MSCI, Inc.	4,869	1,601,171
Nasdaq, Inc.	6,627	785,035
Shares		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	14,105	$4,584,407
		18,169,625
Food Distributors–0.11%
Sysco Corp.	29,402	1,621,814
Food Retail–0.10%
Kroger Co. (The)	46,290	1,509,980
Footwear–0.47%
NIKE, Inc., Class B	71,870	7,084,945
Gas Utilities–0.05%
Atmos Energy Corp.	6,895	708,668
General Merchandise Stores–0.51%
Dollar General Corp.	14,694	2,814,048
Dollar Tree, Inc.(b)	13,703	1,341,112
Target Corp.	29,248	3,577,908
		7,733,068
Gold–0.18%
Newmont Corp.	47,320	2,766,800
Health Care Distributors–0.25%
AmerisourceBergen Corp.	8,642	823,928
Cardinal Health, Inc.	16,881	923,222
Henry Schein, Inc.(b)	8,423	511,445
McKesson Corp.	9,321	1,478,963
		3,737,558
Health Care Equipment–3.58%
Abbott Laboratories	102,012	9,682,979
ABIOMED, Inc.(b)	2,608	583,931
Baxter International, Inc.	29,468	2,652,415
Becton, Dickinson and Co.	17,018	4,202,255
Boston Scientific Corp.(b)	80,450	3,056,295
Danaher Corp.	36,897	6,147,409
DexCom, Inc.(b)	5,248	1,985,371
Edwards Lifesciences Corp.(b)	12,037	2,704,955
Hologic, Inc.(b)	15,476	820,228
IDEXX Laboratories, Inc.(b)	4,949	1,528,647
Intuitive Surgical, Inc.(b)	6,670	3,868,800
Medtronic PLC	77,365	7,626,642
ResMed, Inc.	8,309	1,336,253
STERIS PLC	4,893	811,700
Stryker Corp.	18,584	3,637,446
Teleflex, Inc.	2,677	971,376
Varian Medical Systems, Inc.(b)	5,276	640,454
Zimmer Biomet Holdings, Inc.	11,903	1,503,825
		53,760,981
Health Care Facilities–0.14%
HCA Healthcare, Inc.	15,290	1,634,501
Universal Health Services, Inc., Class B	4,676	493,084
		2,127,585
Health Care REITs–0.18%
Healthpeak Properties, Inc.	28,567	703,891
Ventas, Inc.	21,520	752,124
Welltower, Inc.	23,419	1,186,641
		2,642,656
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care Services–0.77%
Cigna Corp.	21,553	$4,252,838
CVS Health Corp.	75,090	4,923,651
DaVita, Inc.(b)	5,219	422,530
Laboratory Corp. of America Holdings(b)	5,616	984,597
Quest Diagnostics, Inc.	7,742	915,724
		11,499,340
Health Care Supplies–0.23%
Align Technology, Inc.(b)	4,139	1,016,621
Cooper Cos., Inc. (The)	2,870	909,732
DENTSPLY SIRONA, Inc.	12,788	594,898
West Pharmaceutical Services, Inc.	4,269	922,275
		3,443,526
Health Care Technology–0.09%
Cerner Corp.	18,128	1,321,531
Home Furnishings–0.04%
Leggett & Platt, Inc.	7,558	231,199
Mohawk Industries, Inc.(b)	3,442	320,795
		551,994
Home Improvement Retail–1.42%
Home Depot, Inc. (The)	62,961	15,644,549
Lowe’s Cos., Inc.	44,240	5,766,684
		21,411,233
Homebuilding–0.21%
D.R. Horton, Inc.	19,347	1,069,889
Lennar Corp., Class A	16,153	976,610
NVR, Inc.(b)	199	641,101
PulteGroup, Inc.	14,702	499,427
		3,187,027
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	41,394	494,244
Hotels, Resorts & Cruise Lines–0.25%
Carnival Corp.	23,120	363,909
Hilton Worldwide Holdings, Inc.	16,285	1,291,563
Marriott International, Inc., Class A	15,661	1,385,999
Norwegian Cruise Line Holdings Ltd.(b)	12,279	192,289
Royal Caribbean Cruises Ltd.	9,879	512,424
		3,746,184
Household Appliances–0.03%
Whirlpool Corp.	3,657	445,496
Household Products–1.71%
Church & Dwight Co., Inc.	14,205	1,066,369
Clorox Co. (The)	7,228	1,490,775
Colgate-Palmolive Co.	49,467	3,577,948
Kimberly-Clark Corp.	19,788	2,798,815
Procter & Gamble Co. (The)	143,985	16,690,741
		25,624,648
Housewares & Specialties–0.02%
Newell Brands, Inc.	22,008	289,405
Human Resource & Employment Services–0.02%
Robert Half International, Inc.	6,758	342,901
Shares		Value
Hypermarkets & Super Centers–1.20%
Costco Wholesale Corp.	25,499	$7,865,676
Walmart, Inc.	81,879	10,157,909
		18,023,585
Independent Power Producers & Energy Traders–0.03%
AES Corp. (The)	38,319	478,604
Industrial Conglomerates–1.12%
3M Co.	33,190	5,192,243
General Electric Co.	504,096	3,311,911
Honeywell International, Inc.	41,242	6,015,146
Roper Technologies, Inc.	6,005	2,364,769
		16,884,069
Industrial Gases–0.62%
Air Products and Chemicals, Inc.	12,722	3,074,271
Linde PLC (United Kingdom)	31,004	6,273,350
		9,347,621
Industrial Machinery–0.76%
Dover Corp.	8,361	813,107
Flowserve Corp.	7,540	196,794
Fortive Corp.	17,075	1,041,233
IDEX Corp.	4,410	702,822
Illinois Tool Works, Inc.	16,873	2,909,918
Ingersoll Rand, Inc.(b)	19,972	563,210
Otis Worldwide Corp.	23,414	1,232,747
Parker-Hannifin Corp.	7,434	1,337,897
Pentair PLC	9,661	378,132
Snap-on, Inc.	3,174	411,636
Stanley Black & Decker, Inc.	8,773	1,100,573
Xylem, Inc.	10,349	686,553
		11,374,622
Industrial REITs–0.31%
Duke Realty Corp.	21,215	731,493
Prologis, Inc.	42,610	3,898,815
		4,630,308
Insurance Brokers–0.55%
Aon PLC, Class A	13,508	2,660,401
Arthur J. Gallagher & Co.	10,797	1,017,941
Marsh & McLennan Cos., Inc.	29,107	3,083,013
Willis Towers Watson PLC	7,415	1,504,504
		8,265,859
Integrated Oil & Gas–1.45%
Chevron Corp.	109,141	10,008,230
Exxon Mobil Corp.(d)	244,217	11,104,547
Occidental Petroleum Corp.	51,561	667,715
		21,780,492
Integrated Telecommunication Services–1.78%
AT&T, Inc.	421,640	13,011,811
Verizon Communications, Inc.	238,714	13,697,409
		26,709,220
Interactive Home Entertainment–0.41%
Activision Blizzard, Inc.	44,343	3,191,809
Electronic Arts, Inc.(b)	16,842	2,069,545
Take-Two Interactive Software, Inc.(b)	6,506	885,922
		6,147,276
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Interactive Media & Services–5.46%
Alphabet, Inc., Class A(b)	17,293	$24,789,861
Alphabet, Inc., Class C(b)	17,250	24,648,870
Facebook, Inc., Class A(b)	138,899	31,264,776
Twitter, Inc.(b)	44,810	1,387,766
		82,091,273
Internet & Direct Marketing Retail–4.35%
Amazon.com, Inc.(b)	24,038	58,709,690
Booking Holdings, Inc.(b)	2,415	3,959,199
eBay, Inc.	44,138	2,010,045
Expedia Group, Inc.	8,039	638,940
		65,317,874
Internet Services & Infrastructure–0.15%
Akamai Technologies, Inc.(b)	9,327	986,796
VeriSign, Inc.(b)	5,988	1,311,432
		2,298,228
Investment Banking & Brokerage–0.67%
Charles Schwab Corp. (The)	65,988	2,369,629
E*TRADE Financial Corp.	13,038	593,751
Goldman Sachs Group, Inc. (The)	18,392	3,613,844
Morgan Stanley	67,220	2,971,124
Raymond James Financial, Inc.	7,104	492,165
		10,040,513
IT Consulting & Other Services–1.14%
Accenture PLC, Class A	36,629	7,385,139
Cognizant Technology Solutions Corp., Class A	31,604	1,675,012
DXC Technology Co.	14,775	209,953
Gartner, Inc.(b)	5,181	630,528
International Business Machines Corp.	51,117	6,384,513
Leidos Holdings, Inc.	7,671	807,679
		17,092,824
Leisure Products–0.04%
Hasbro, Inc.	7,344	539,857
Life & Health Insurance–0.41%
Aflac, Inc.	42,366	1,545,088
Globe Life, Inc.	5,771	444,482
Lincoln National Corp.	11,409	432,743
MetLife, Inc.	45,118	1,624,699
Principal Financial Group, Inc.	14,906	575,670
Prudential Financial, Inc.	23,212	1,415,004
Unum Group	11,894	180,194
		6,217,880
Life Sciences Tools & Services–1.12%
Agilent Technologies, Inc.	17,891	1,576,913
Illumina, Inc.(b)	8,484	3,080,116
IQVIA Holdings, Inc.(b)	10,415	1,557,251
Mettler-Toledo International, Inc.(b)	1,405	1,116,975
PerkinElmer, Inc.	6,395	642,506
Thermo Fisher Scientific, Inc.	23,144	8,081,653
Waters Corp.(b)	3,718	743,042
		16,798,456
Managed Health Care–1.75%
Anthem, Inc.	14,634	4,304,006
Shares		Value
Managed Health Care–(continued)
Centene Corp.(b)	33,725	$2,234,281
Humana, Inc.	7,643	3,138,598
UnitedHealth Group, Inc.	54,683	16,670,112
		26,346,997
Metal & Glass Containers–0.09%
Ball Corp.	18,881	1,345,460
Motorcycle Manufacturers–0.01%
Harley-Davidson, Inc.	8,905	190,033
Movies & Entertainment–1.54%
Live Nation Entertainment, Inc.(b)	8,133	399,818
Netflix, Inc.(b)	25,295	10,617,070
Walt Disney Co. (The)	104,032	12,202,954
		23,219,842
Multi-line Insurance–0.18%
American International Group, Inc.	50,212	1,509,373
Assurant, Inc.	3,549	364,056
Hartford Financial Services Group, Inc. (The)	20,787	795,934
		2,669,363
Multi-Sector Holdings–1.39%
Berkshire Hathaway, Inc., Class B(b)	112,901	20,952,168
Multi-Utilities–0.99%
Ameren Corp.	14,231	1,063,483
CenterPoint Energy, Inc.	28,988	515,407
CMS Energy Corp.	16,414	961,532
Consolidated Edison, Inc.	19,196	1,440,852
Dominion Energy, Inc.	47,507	4,038,570
DTE Energy Co.	11,087	1,192,628
NiSource, Inc.	21,564	513,870
Public Service Enterprise Group, Inc.	29,189	1,489,806
Sempra Energy	16,270	2,055,064
WEC Energy Group, Inc.	18,234	1,672,605
		14,943,817
Office REITs–0.15%
Alexandria Real Estate Equities, Inc.	6,646	1,021,623
Boston Properties, Inc.	8,264	710,539
SL Green Realty Corp.	4,743	199,775
Vornado Realty Trust	9,105	329,692
		2,261,629
Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	37,510	619,290
Halliburton Co.	50,665	595,314
National Oilwell Varco, Inc.	22,286	277,907
Schlumberger Ltd.	79,905	1,475,845
TechnipFMC PLC (United Kingdom)	24,255	179,487
		3,147,843
Oil & Gas Exploration & Production–0.56%
Apache Corp.	21,714	234,294
Cabot Oil & Gas Corp.	23,544	467,113
Concho Resources, Inc.	11,560	630,251
ConocoPhillips	63,333	2,671,386
Devon Energy Corp.	22,337	241,463
Diamondback Energy, Inc.	9,273	394,844
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	33,578	$1,711,471
Hess Corp.	14,978	711,006
Marathon Oil Corp.	46,124	246,302
Noble Energy, Inc.	27,606	241,000
Pioneer Natural Resources Co.	9,559	875,605
		8,424,735
Oil & Gas Refining & Marketing–0.34%
HollyFrontier Corp.	8,569	269,495
Marathon Petroleum Corp.	37,478	1,316,977
Phillips 66	25,647	2,007,134
Valero Energy Corp.	23,702	1,579,501
		5,173,107
Oil & Gas Storage & Transportation–0.27%
Kinder Morgan, Inc.	112,430	1,776,394
ONEOK, Inc.	23,842	874,763
Williams Cos., Inc. (The)	69,958	1,429,242
		4,080,399
Packaged Foods & Meats–1.03%
Campbell Soup Co.	9,795	499,349
Conagra Brands, Inc.	28,088	977,182
General Mills, Inc.	34,884	2,199,087
Hershey Co. (The)	8,564	1,161,964
Hormel Foods Corp.	16,062	784,307
JM Smucker Co. (The)	6,561	747,495
Kellogg Co.	14,395	940,137
Kraft Heinz Co. (The)	35,946	1,095,275
Lamb Weston Holdings, Inc.	8,474	508,948
McCormick & Co., Inc.	7,132	1,249,241
Mondelez International, Inc., Class A	83,105	4,331,433
Tyson Foods, Inc., Class A	17,040	1,046,938
		15,541,356
Paper Packaging–0.23%
Amcor PLC	93,513	954,768
Avery Dennison Corp.	4,840	535,643
International Paper Co.	22,584	768,985
Packaging Corp. of America	5,442	551,873
Sealed Air Corp.	8,883	285,144
Westrock Co.	14,894	417,926
		3,514,339
Personal Products–0.17%
Coty, Inc., Class A	17,059	61,924
Estee Lauder Cos., Inc. (The), Class A	12,844	2,536,305
		2,598,229
Pharmaceuticals–4.46%
Bristol-Myers Squibb Co.	135,304	8,080,355
Eli Lilly and Co.	48,742	7,455,089
Johnson & Johnson	151,910	22,596,613
Merck & Co., Inc.	146,952	11,861,965
Mylan N.V.(b)	29,790	508,515
Perrigo Co. PLC	7,821	428,356
Pfizer, Inc.	319,426	12,198,879
Zoetis, Inc.	27,454	3,826,813
		66,956,585
Shares		Value
Property & Casualty Insurance–0.71%
Allstate Corp. (The)	18,698	$1,828,851
Chubb Ltd.	26,151	3,188,853
Cincinnati Financial Corp.	8,732	514,752
Loews Corp.	14,763	490,722
Progressive Corp. (The)	33,743	2,621,156
Travelers Cos., Inc. (The)	14,897	1,593,681
W.R. Berkley Corp.	8,419	487,881
		10,725,896
Publishing–0.02%
News Corp., Class A	22,427	274,731
News Corp., Class B	7,000	85,820
		360,551
Railroads–0.90%
CSX Corp.	44,884	3,212,797
Kansas City Southern	5,720	860,974
Norfolk Southern Corp.	15,049	2,683,086
Union Pacific Corp.	40,068	6,805,951
		13,562,808
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	19,336	850,397
Regional Banks–0.82%
Citizens Financial Group, Inc.	25,091	604,693
Comerica, Inc.	8,320	302,432
Fifth Third Bancorp	40,961	794,234
First Republic Bank	9,771	1,056,929
Huntington Bancshares, Inc.	59,565	529,533
KeyCorp	56,851	673,684
M&T Bank Corp.	7,616	804,707
People’s United Financial, Inc.	25,634	293,509
PNC Financial Services Group, Inc. (The)	25,290	2,884,072
Regions Financial Corp.	55,677	629,707
SVB Financial Group(b)	2,962	636,089
Truist Financial Corp.	77,404	2,846,919
Zions Bancorporation N.A.	9,838	323,719
		12,380,227
Reinsurance–0.03%
Everest Re Group Ltd.	2,342	464,676
Research & Consulting Services–0.31%
Equifax, Inc.	6,949	1,067,088
IHS Markit Ltd.	23,160	1,608,694
Nielsen Holdings PLC	20,548	285,412
Verisk Analytics, Inc.	9,457	1,633,035
		4,594,229
Residential REITs–0.34%
Apartment Investment & Management Co., Class A	8,559	315,570
AvalonBay Communities, Inc.	8,078	1,260,249
Equity Residential	20,148	1,220,163
Essex Property Trust, Inc.	3,814	925,925
Mid-America Apartment Communities, Inc.	6,568	764,253
UDR, Inc.	16,935	626,256
		5,112,416
Restaurants–1.19%
Chipotle Mexican Grill, Inc.(b)	1,475	1,480,767
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Darden Restaurants, Inc.	7,060	$542,632
Domino’s Pizza, Inc.	2,225	858,494
McDonald’s Corp.	43,467	8,098,772
Starbucks Corp.	68,166	5,316,266
Yum! Brands, Inc.	17,493	1,569,647
		17,866,578
Retail REITs–0.20%
Federal Realty Investment Trust	4,027	321,798
Kimco Realty Corp.	24,370	270,751
Realty Income Corp.	18,811	1,040,436
Regency Centers Corp.	9,632	412,153
Simon Property Group, Inc.	17,707	1,021,694
		3,066,832
Semiconductor Equipment–0.46%
Applied Materials, Inc.	53,317	2,995,349
KLA Corp.	9,105	1,602,116
Lam Research Corp.	8,373	2,291,439
		6,888,904
Semiconductors–4.08%
Advanced Micro Devices, Inc.(b)	67,511	3,632,092
Analog Devices, Inc.	21,237	2,398,719
Broadcom, Inc.	22,885	6,665,714
Intel Corp.	251,079	15,800,402
Maxim Integrated Products, Inc.	15,595	899,520
Microchip Technology, Inc.	13,792	1,324,308
Micron Technology, Inc.(b)	63,898	3,061,353
NVIDIA Corp.	35,323	12,540,371
Qorvo, Inc.(b)	6,671	698,721
QUALCOMM, Inc.	65,906	5,330,477
Skyworks Solutions, Inc.	9,871	1,170,108
Texas Instruments, Inc.	53,953	6,406,379
Xilinx, Inc.	14,522	1,335,298
		61,263,462
Soft Drinks–1.50%
Coca-Cola Co. (The)	222,567	10,389,428
Monster Beverage Corp.(b)	22,034	1,584,465
PepsiCo, Inc.	80,486	10,587,933
		22,561,826
Specialized Consumer Services–0.01%
H&R Block, Inc.	11,268	191,556
Specialized REITs–1.48%
American Tower Corp.	25,565	6,600,116
Crown Castle International Corp.	24,002	4,132,184
Digital Realty Trust, Inc.	15,210	2,183,548
Equinix, Inc.	4,921	3,433,037
Extra Space Storage, Inc.	7,488	724,464
Iron Mountain, Inc.	16,605	427,745
Public Storage	8,682	1,760,189
SBA Communications Corp., Class A	6,502	2,042,473
Weyerhaeuser Co.	43,008	868,331
		22,172,087
Specialty Chemicals–0.76%
Albemarle Corp.	6,113	467,767
Celanese Corp.	6,976	627,212
Shares		Value
Specialty Chemicals–(continued)
DuPont de Nemours, Inc.	42,757	$2,169,063
Ecolab, Inc.	14,473	3,076,670
International Flavors & Fragrances, Inc.	6,138	817,520
PPG Industries, Inc.	13,684	1,391,252
Sherwin-Williams Co. (The)	4,741	2,815,443
		11,364,927
Specialty Stores–0.16%
Tiffany & Co.	6,266	802,863
Tractor Supply Co.	6,856	836,569
Ulta Beauty, Inc.(b)	3,299	804,989
		2,444,421
Steel–0.05%
Nucor Corp.	17,528	740,733
Systems Software–6.22%
Fortinet, Inc.(b)	8,159	1,135,733
Microsoft Corp.	440,330	80,690,473
NortonLifeLock, Inc.	33,094	753,881
Oracle Corp.	125,046	6,723,723
ServiceNow, Inc.(b)	10,885	4,222,618
		93,526,428
Technology Distributors–0.06%
CDW Corp.	8,319	922,660
Technology Hardware, Storage & Peripherals–5.38%
Apple, Inc.(d)	241,074	76,647,068
Hewlett Packard Enterprise Co.	74,689	725,230
HP, Inc.	85,534	1,294,985
NetApp, Inc.	13,172	586,681
Seagate Technology PLC	13,343	707,713
Western Digital Corp.	17,165	761,611
Xerox Holdings Corp.	10,730	170,392
		80,893,680
Tobacco–0.72%
Altria Group, Inc.	107,826	4,210,605
Philip Morris International, Inc.	89,803	6,587,948
		10,798,553
Trading Companies & Distributors–0.18%
Fastenal Co.	33,102	1,365,789
United Rentals, Inc.(b)	4,337	602,366
W.W. Grainger, Inc.	2,518	779,623
		2,747,778
Trucking–0.10%
J.B. Hunt Transport Services, Inc.	4,910	587,580
Old Dominion Freight Line, Inc.	5,511	942,877
		1,530,457
Water Utilities–0.09%
American Water Works Co., Inc.	10,385	1,318,895
Wireless Telecommunication Services–0.15%
T-Mobile US, Inc.(b)	21,977	2,198,579
Total Common Stocks & Other Equity Interests (Cost $697,683,053)		1,460,197,735
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–2.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(c)(e)	15,150,877	$15,150,877
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(c)(e)	9,274,894	9,283,241
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(e)	17,315,288	17,315,288
Total Money Market Funds (Cost $41,739,128)		41,749,406
TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $739,422,181)		1,501,947,141
OTHER ASSETS LESS LIABILITIES—0.06%		842,776
NET ASSETS–100.00%		$1,502,789,917
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,262,859	$44,911,686	$(36,023,668)	$-	$-	$15,150,877	$92,271
Invesco Liquid Assets Portfolio, Institutional Class	4,475,434	32,265,165	(27,462,681)	9,308	(3,985)	9,283,241	77,935
Invesco Treasury Portfolio, Institutional Class	7,157,552	51,327,642	(41,169,906)	-	-	17,315,288	101,575
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	247,440	14,094,582	(14,342,022)	-	-	-	5,130
Invesco Liquid Assets Portfolio, Institutional Class	82,480	3,983,506	(4,065,364)	-	(622)	-	2,020
Invesco Private Government Fund	-	766,682	(766,682)	-	-	-	-
Investments in Other Affiliates:
Invesco Ltd.	353,187	7,546	(25,301)	(138,653)	(25,567)	171,212	16,718
Total	$18,578,952	$147,356,809	$(123,855,624)	$(129,345)	$(30,174)	$41,920,618	$295,649

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	284	June-2020	$43,196,400	$4,915,951	$4,915,951
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,460,197,735	$—	$—	$1,460,197,735
Money Market Funds	41,749,406	—	—	41,749,406
Total Investments in Securities	1,501,947,141	—	—	1,501,947,141
Other Investments - Assets*
Futures Contracts	4,915,951	—	—	4,915,951
Total Investments	$1,506,863,092	$—	$—	$1,506,863,092

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco S&P 500 Index Fund